Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 6,610	$ 7,877	$ 8,812
Other comprehensive (loss) income:
Gross unrealized holding (loss) gain on securities available for sale, net of income taxes (benefit) of ($178), $43 and ($245), respectively	(258)	26	(368)
Reclassification adjustment for gross realized holding (gain) on securities available for sale, net of income tax of $264, $0 and $348, respectively	(383)		(524)
Benefit plans, net of income taxes of ($115) ($181) and ($52), respectively	(166)	(257)	(78)
Total other comprehensive loss	(807)	(231)	(970)
Total comprehensive income	$ 5,803	$ 7,646	$ 7,842